SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - shares	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Total	10,300,000	10,300,000	11,300,000
Common stock warrants [Member]
Total	0	0	0
Stock options [Member]
Total	10,300,000	10,300,000	11,300,000